Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable capital leases
2022	$9,520
Less: Interest expenses	287
Total	$9,233

Year ending December 31, 2021	$20,943
Less: Interest expenses	1,237
Total	$19,706